Fair Value Measurements - Summary of Financial Assets and Liabilities Measured at Fair Value On Recurring Basis by Level Within Fair Value Hierarchy (Detail) - Fair Value, Recurring - USD ($)
$ in Thousands
	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Costs	$ 75,953	$ 65,190
Gross Unrealized Holding Gains	1	22
Aggregate Fair Value	75,954	65,212
Amortized Costs		4,285
Aggregate Fair Value		4,285
Level 1 | Cash equivalents | Money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Costs	56,056	29,761
Aggregate Fair Value	56,056	29,761
Level 1 | Short-term investments | U.S. Treasury securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Costs	14,999
Gross Unrealized Holding Gains	1
Aggregate Fair Value	15,000
Level 2 | Cash equivalents | Commercial paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Costs		2,299
Aggregate Fair Value		2,299
Level 2 | Short-term investments | Commercial paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Costs		10,972
Aggregate Fair Value		10,972
Level 2 | Short-term investments | Corporate debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Costs	4,898	17,357
Gross Unrealized Holding Gains		19
Aggregate Fair Value	$ 4,898	17,376
Level 2 | Short-term investments | Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Costs		4,801
Gross Unrealized Holding Gains		3
Aggregate Fair Value		4,804
Level 3 | Redeemable convertible preferred stock warrant liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Costs		4,285
Aggregate Fair Value		$ 4,285